UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,400	$ 3,813
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,313	1,305	$ 5,101
Non-cash financial (income) expenses	331	(99)
Change in allowance for (recovery of) credit losses	69	(50)
Share in profits of equity investment of affiliated companies	(521)	(293)
Share based compensation	493	222
Deferred income taxes, net	85	519
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	2,894	(3,476)
Increase in prepaid expenses and other current assets	(2,257)	(527)
Increase in inventory	(6,430)	(3,861)
Increase in trade accounts payable	2,471	434
Increase (decrease) in accrued expenses and other	102	(3,022)
Net cash provided by (used in) operating activities	1,950	(5,035)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,420)	(2,862)
Net cash used in investing activities	(1,420)	(2,862)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(551)	(571)
Net change in short term loans from banks	0	6,369
Net cash (used in) provided by financing activities	(551)	5,798
Net decrease in cash and cash equivalents and restricted cash	(21)	(2,099)
Cash and cash equivalents and restricted cash at beginning of period	51,566	7,434	7,434
Cash and cash equivalents and restricted cash at the end of period	51,545	5,335	$ 51,566
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	82	147
Reclassification between inventory and property, plant and equipment	0	579
Supplemental disclosure of cash flow information:
Interest paid	$ 154	$ 267